Notes and Accounts Receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Notes and Accounts Receivable
5. NOTES AND ACCOUNTS RECEIVABLE

	December 31
	2018	2019
	US$	US$
Trade accounts receivable	92,408	110,351
Allowance for doubtful accounts	(645)	(1,617)

	91,763	108,734

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	723	598	645
Additions (reversals) charged to expense, net	(125)	47	1,164
Write-offs	—	—	(192)

Balance, end of year	598	645	1,617

Year Ended December 31
2017
US$
Allowances for sales returns and discounts *
Balance, beginning of year	1,624
Additions charged to expense, net	3,093
Actual sales return and discount	(3,285)

Balance, end of year	1,432

*
As of January 1, 2018, the Company has adopted the new revenue recognition
standard (ASC 606). Allowance for sales returns and discounts for the
year ended December 31, 2018 has been adjusted to reflect these changes in accounting policies, see Note 2 summary of significant accounting policies.